Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents
Cash and cash equivalents
in EUR million 2021 2020 2019
Treasury bills and other eligible bills 23 0 43
Deposits from banks/Loans and advances to banks 1,122 478 786
Cash and balances with central banks 106,520 111,087 53,202
Cash and cash equivalents at end of year 107,665 111,566 54,031
Treasury bills and other eligible bills included in cash and cash equivalents in EUR million 2021 2020 2019
Treasury bills and other eligible bills included in securities at AC 23 43
23 0 43
Deposits from banks/Loans and advances to banks
in EUR million 2021 2020 2019
Included in cash and cash equivalents:
–

Deposits from banks
-7,059 -8,788 -8,519
–

Loans and advances to banks
8,181 9,266 9,304
1,122 478 786
Not included in cash and cash equivalents:
–

Deposits from banks
-78,033 -69,310 -26,307
–

Loans and advances to banks
15,411 16,098 25,832
-62,621 -53,212 -476
Total as included in the statement

of financial position:
–

Deposits from banks
-85,092 -78,098 -34,826
–

Loans and advances to banks
23,592 25,364 35,136
-61,500 -52,733 310